                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6269

                      (Investment Company Act File Number)

                              Cash Trust Series II
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/04

               Date of Reporting Period: Fiscal year ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Municipal Cash Series II

A Portfolio of Cash Trust Series II

ANNUAL SHAREHOLDER REPORT

May 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANT
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.007	0.014	0.034	0.031
Less Distributions:
Distributions from net investment income	(0.003)	(0.007)	(0.014)	(0.034)	(0.031)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.35%	0.75%	1.46%	3.44%	3.14%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	0.35%	0.74%	1.44%	3.35%	3.12%

Expense waiver/reimbursement[2]	0.02%	0.03%	0.03%	0.04%	0.06%

Supplemental Data:

Net assets, end of period (000 omitted)	$480,002	$407,992	$451,767	$460,244	$364,467

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Alabama--2.4%
$250,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$250,000
2,620,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,620,000
1,240,000		Birmingham, AL, IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	1,240,000
475,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	475,000
1,915,000		Perry County, AL, IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	1,915,000
4,800,000		St. Clair County, AL, IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	4,800,000

		TOTAL	11,300,000

		Arizona--5.9%
3,350,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	3,350,000
3,725,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	3,725,000
700,000		Glendale, AZ, IDA, (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	700,000
1,150,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)	1,150,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,000,000
2,250,000		Maricopa County, AZ, IDA, MFH Revenue Bonds, (Series 2002), Weekly VRDNs (San Remo Apartments, LP)/(FNMA LOC)	2,250,000
4,300,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	4,300,000
1,000,000		Phoenix, AZ, IDA, PT-479, Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ)	1,000,000
2,000,000		Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$1,190,000		Pima County, AZ, IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	$1,190,000
1,000,000		Pima County, AZ, IDA, FR/RI-L21, (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	1,000,000
679,000		Pima County, AZ, IDA, SFM (PA-159), Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ)	679,000
1,845,000		Sierra Vista, AZ, IDA, (Series 2001A: Mountain Steppes Apartments), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,845,000
1,200,000		Tempe, AZ, IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	1,200,000
1,700,000		Tucson, AZ, IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	1,700,000
1,150,000		Tucson, AZ, IDA, MFH Revenue Bonds, (Series 2002A), Weekly VRDNs (Quality Apartment Living, LLC)/(FNMA LOC)	1,150,000

		TOTAL	28,239,000

		Arkansas--3.2%
4,100,000		Arkansas Development Finance Authority, (Series 1999A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	4,100,000
1,225,000		Arkansas Development Finance Authority, (Series 2000A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,225,000
6,500,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	6,500,000
3,725,000		Nashville, AR, (Series 2000), Weekly VRDNs (Ox Bodies)/(Regions Bank, Alabama LOC)	3,725,000

		TOTAL	15,550,000

		California--2.2%
5,625,000	[2]	California State, RAWs, (Series 2003 FR/RI-F11J), 1.20% TOBs (Lehman Brothers Holdings, Inc. SWP) 6/16/2004	5,625,000
4,375,000		California State, RAWs, (Series 2003 FR/RI-L19J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,375,000
797,921		Koch Floating Rate Trust (California Non-AMT), (Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	797,921

		TOTAL	10,797,921

		Colorado--1.1%
2,000,000		Bachelor Gulch Metropolitan District, CO, (Series 2004), 1.20% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2004	2,000,000
1,515,000		Colorado HFA, (Series 1996), Weekly VRDNs (Neppl-Springs Fabrication)/(U.S. Bank N.A., Cincinnati LOC)	1,515,000
1,710,000		Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC)	1,710,000

		TOTAL	5,225,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--2.9%
$1,905,000		District of Columbia HFA, Roaring Forks Certificates, (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$1,905,000
11,830,000		District of Columbia, (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,830,000

		TOTAL	13,735,000

		Florida--2.4%
4,175,000	[2]	Escambia County, FL, HFA, (Series 2004 FR/RI-L12), 1.10% TOBs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 10/13/2004	4,175,000
4,000,000		Greater Orlando (FL) Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron, Inc. GTD)	4,000,000
3,250,000		Lee County, FL Solid Waste System, (Series 2003 FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	3,250,000

		TOTAL	11,425,000

		Georgia--5.2%
6,300,000		Cobb County, GA, Housing Authority, (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC)	6,300,000
2,200,000		Fulton County, GA, IDA, (Series 1989), Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC)	2,200,000
3,100,000		Gwinnett County, GA, Development Authority, (Series 2004), Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC)	3,100,000
6,000,000		Monroe County, GA, Development Authority, (Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/19/2005	6,000,000
7,500,000		Savannah, GA, EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	7,500,000

		TOTAL	25,100,000

		Idaho--0.8%
4,000,000		Minidoka County, ID, IDC, (Series 1998), Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC)	4,000,000

		Illinois--4.2%
3,500,000		Aurora City, IL, (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC)	3,500,000
6,180,000	[2]	Chicago, IL, Board of Education, MERLOTS, (Series 2001-A64), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,180,000
6,560,000		Cook County, IL, Roaring Forks, (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	6,560,000
2,330,000	[2]	Illinois Housing Development Authority, MERLOT's, (Series 2000 UUU), 1.30% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,330,000
1,409,000		Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(Bank One N.A. (Chicago) LOC)	1,409,000

		TOTAL	19,979,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--2.2%
$1,100,000		Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(Lasalle Bank, N.A. LOC)	$1,100,000
2,418,000		Franklin, IN, Lakeview I Apartments, (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(FHLB of Indianapolis LOC)	2,418,000
1,500,000		Huntington, IN, (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,500,000
700,000		Indiana Development Finance Authority, Economic Development Refunding Revenue Bonds Weekly VRDNs (T. M. Morris Manufacturing Co., Inc. Project)/(Bank One N.A. (Chicago) LOC)	700,000
1,700,000		Indianapolis, IN, (Series 1991), Weekly VRDNs (Cantor & Coleman II Project)/(Bank One N.A. (Chicago) LOC)	1,700,000
1,100,000		Tippecanoe County, IN, Economic Development Revenue Weekly VRDNs (Lafayette Venetian Blind)/(PNC Bank, N.A. LOC)	1,100,000
460,000		Tipton, IN, (Series 1997), Weekly VRDNs (MCJS LLC)/(Bank One N.A. (Chicago) LOC)	460,000
1,685,000		Winamac, IN, (Series 1997), Weekly VRDNs (Pulaski Health Foundation, Inc.)/ (Key Bank, N.A. LOC)	1,685,000

		TOTAL	10,663,000

		Iowa--0.2%
975,000		Iowa Finance Authority, (Series 1998), Weekly VRDNs (Schumacher Elevator)/ (Wells Fargo Bank Minnesota N.A. LOC)	975,000

		Kansas--0.1%
725,000		Olathe, KS, (Series 1998), Weekly VRDNs (Eskridge, Inc.)/(Commerce Bank, Kansas City, N.A. LOC)	725,000

		Kentucky--3.9%
360,000		Boone County, KY, (Series 1996), Weekly VRDNs (Western States Envelope Co.)/(Bank One N.A. (Chicago) LOC)	360,000
8,500,000		Boyd County, KY, (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.)	8,500,000
3,500,000		Graves County, KY, School Building Revenue Bonds, (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	3,500,000
2,965,000		Henderson, KY, IDRB, Series 1998 Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Fifth Third Bank, Cincinnati LOC)	2,965,000
3,038,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	3,038,000
400,000		Muhlenberg County, KY, (Series 1997), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	400,000

		TOTAL	18,763,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--1.3%
$2,000,000		East Baton Rouge Parish, LA, 4.00% Bonds (MBIA Insurance Corp. INS), 2/1/2005	$2,038,383
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC)	4,000,000
400,000		Ouachita Parish, LA, IDB, (Series 1997), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Bank One N.A. (Chicago) LOC)	400,000

		TOTAL	6,438,383

		Maryland--2.0%
3,315,000		Maryland State Community Development Administration, (Series 2003E), 1.25% TOBs 12/21/2004	3,315,000
3,795,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,795,000
2,730,000	[2]	Montgomery County, MD, Housing Opportunities Commission, (Series 2004 FR/RI-L5), 1.10% TOBs (Lehman Brothers Holdings, Inc. LIQ), Optional Tender 10/13/2004	2,730,000

		TOTAL	9,840,000

		Massachusetts--1.4%
3,500,000		Fitchburg, MA, 2.00% BANs, 10/22/2004	3,510,835
3,200,000		Massachusetts State HFA, (Series R), 1.15% BANs, 5/2/2005	3,200,000

		TOTAL	6,710,835

		Michigan--0.5%
2,500,000		Detroit, MI, Economic Development Corp., Resource Recovery (MERLOTS Series 2000-A90), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000

		Minnesota--0.1%
445,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota N.A. LOC)	445,000

		Mississippi--1.2%
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,420,000
2,435,000		Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,435,000
800,000		Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	800,000

		TOTAL	5,655,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--12.5%
$1,528,000		BNY Municipal Certificates Trust, (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	$1,528,000
1,775,000		BNY Municipal Certificates Trust, (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	1,775,000
1,000,000		Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	1,000,000
7,000,000		Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	7,000,000
10,863,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	10,863,000
15,705,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	15,705,000
2,960,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,960,000
3,001,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	3,001,000
6,848,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	6,848,000
4,000,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2004-02), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	4,000,000
730,000	[2]	Palm Beach County, FL, HFA, MERLOTS, (Series 2001 A-71), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 10/10/2004	730,000
4,565,000		Roaring Fork Municipal Products LLC, (Series 2000-12), Weekly VRDNs (Bank of New York LIQ)	4,565,000

		TOTAL	59,975,000

		Nevada--0.7%
3,140,000		Clark County, NV, (Series 1997A), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	3,140,000

		New Hampshire--0.1%
613,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	613,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Jersey--0.6%
$2,766,500		Beachwood, NJ, 1.75% BANs, 9/1/2004	$2,770,834

		New York--0.8%
3,650,000		New York City, NY, (1995 Series A), 7.00% Bonds, 8/1/2004	3,684,461

		North Carolina--0.7%
3,500,000		Montgomery County, NC, Industrial Facilities and Pollution Control Financing Authority, (Series 2000) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	3,500,000

		Ohio--13.9%
4,000,000		Ashland County, OH, Health Care, (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	4,000,000
2,000,000		Belmont County, OH, 1.36% BANs, 3/16/2005	2,004,051
2,450,000		Brecksville City, OH, (Series 2004), 1.50% BANs, 5/5/2005	2,454,469
8,000,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	8,000,000
8,350,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	8,350,000
1,290,000		Cleveland, OH, Airport System, (PT-799), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	1,290,000
500,000		Cuyahoga County, OH, Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	500,000
2,055,000		Franklin County, OH, Mortgage Revenue, (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	2,055,000
40,000		Greene County, OH, Hospital Facilities Revenue Authority, (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)	40,000
3,230,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	3,230,000
400,000		Hamilton Ohio Multifamily, (Series 2003B), Weekly VRDNs (Knollwood Crossing II Apartments)/(FHLB of Indianapolis LOC)	400,000
2,000,000		Hamilton, OH, (Series 2003A), Weekly VRDNs (Knollwood Crossing II Apartments)/(FHLB of Indianapolis LOC)	2,000,000
1,250,000		Lake County, OH, 2.00% BANs, 4/14/2005	1,259,445
750,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$1,050,000		North Olmsted, OH, 1.55% BANs, 5/4/2005	$1,052,385
3,560,000		North Ridgeville, OH, 1.52% BANs, 5/4/2005	3,566,147
1,655,000		Ohio HFA, Variable Rate Certificates, (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,655,000
1,720,000		Perrysburg, OH, 1.50% BANs, 6/17/2004	1,720,297
3,010,000		Portage County, OH, IDA, Adjustable Rate IDRBs, (Series 1996), Weekly VRDNs (Barnette Project)/(National City Bank, Ohio LOC)	3,010,000
1,325,000		Ross County, OH, 1.40% BANs, 6/3/2004	1,325,019
1,690,000		Salem, OH, 1.55% BANs, 5/5/2005	1,693,083
2,780,000		Shaker Heights, OH, (Series A), 2.25% BANs, 5/12/2005	2,801,501
3,220,000		Summit County, OH, IDA, (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	3,220,000
2,000,000		Toledo-Lucas County, OH, Port Authority, Airport Development Revenue Bonds, (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC)	2,000,000
6,460,000		Trumbull County, OH, Sewer District, 1.36% BANs, 4/5/2005	6,476,718
1,670,000		Wood County, OH, (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,670,000

		TOTAL	66,523,115

		Oklahoma--0.4%
2,000,000		Oklahoma Development Finance Authority, (Series 2003), 1.35% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2004	2,000,000

		Oregon--1.2%
1,040,000		Oregon State Economic & Community Development Commission, (Series 191), Weekly VRDNs (Western Oregon Door LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,040,000
3,000,000		Oregon State Housing and Community Services Department, (Series P), 1.25% TOBs, Mandatory Tender 1/6/2005	3,000,000
1,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	1,500,000

		TOTAL	5,540,000

		Pennsylvania--0.7%
2,670,000		Montgomery County, PA, IDA, (Series 2000), Weekly VRDNs (American Foodservice Corp.)/(Wachovia Bank N.A. LOC)	2,670,000
100,000		Pennsylvania EDFA Weekly VRDNs (Respironics, Inc.)/(PNC Bank, N.A. LOC)	100,000
360,000		Pennsylvania EDFA, (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)	360,000

		TOTAL	3,130,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--0.8%
$4,000,000		Commonwealth of Puerto Rico, TRANs, (Series 2003 FR/RI L39J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$4,000,000

		Rhode Island--0.6%
2,955,000		Warwick, RI, Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,955,000

		South Carolina--2.3%
1,000,000		Berkeley County, SC, IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	1,000,000
10,000,000		Berkeley County, SC, IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	10,000,000

		TOTAL	11,000,000

		Tennessee--1.8%
390,000		Benton County TN, IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	390,000
800,000		Chattanooga, TN, IDB, Industrial Development Variable Rate Demand Revenue Bonds (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	800,000
1,075,000		Chattanooga, TN, IDB, Revenue Bonds, (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,075,000
2,705,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(Bank One N.A. (Chicago) LOC)	2,705,000
3,100,000		Union City, TN, IDB, (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC)	3,100,000
700,000		Union County, TN, IDB, (Series 1995), Weekly VRDNs (Cooper Container Corporation Project)/(SunTrust Bank LOC)	700,000

		TOTAL	8,770,000

		Texas--9.6%
2,000,000	[2]	Austin, TX, MERLOTS, (Series 2000-A26), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,000,000
1,000,000		Brazos Harbor, TX, IDC, (Series 2003), 1.375% TOBs (ConocoPhillips Co.)/ (ConocoPhillips GTD), Mandatory Tender 8/1/2004	1,000,000
16,000,000		Gulf Coast, TX, Waste Disposal Authority Daily VRDNs (BP Amoco Corp)	16,000,000
1,760,000		Harris County, TX, HFDC, Roaring Forks Certificates, (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,760,000
1,250,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% Bonds (Baylor Health Care System), 5/15/2005	1,297,142
3,000,000	[2]	Sabine River Authority, TX, Clippers, (Series 2001-2), 1.05% TOBs (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2004	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$3,980,000	[2]	San Antonio, TX, Electric & Gas System, MERLOTS, (Series 2002-A53), 1.07% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	$3,980,000
1,465,000		Tarrant County, TX, IDC Weekly VRDNs (Holden Business Forms)/(Lasalle Bank, N.A. LOC)	1,465,000
4,882,000	[2]	Texas State Department of Housing & Community Affairs, Clippers, (Series 2001-1), 1.10% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2004	4,882,000
2,495,000	[2]	Texas State Department of Housing & Community Affairs, MERLOTS, (Series 2001-A109), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	2,495,000
8,000,000		Texas State, 2.00% TRANs, 8/31/2004	8,016,820

		TOTAL	45,895,962

		Virginia--7.4%
8,160,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/ (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	8,160,000
1,500,000		Alexandria, VA, Redevelopment and Housing Authority, PT-1444 Weekly VRDNs (Park at Landmark)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	1,500,000
2,500,000		Campbell County, VA, IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	2,500,000
2,975,000		Fairfax County, VA, EDA, (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	2,975,000
1,000,000		Fredericksburg, VA, IDA, (Series 2001 A-1), Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC)	1,000,000
4,250,000		Halifax, VA, IDA, MMMs, PCR, (Series 1992), 1.17% CP (Virginia Electric & Power Co.), Mandatory Tender 6/11/2004	4,250,000
11,500,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health System)	11,500,000
1,000,000		Rockingham County, VA, IDA, (Series 2003), Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. of Virginia LOC)	1,000,000
2,750,000		Virginia College Building Authority, (Series 2002), Weekly VRDNs (Shenandoah University)/(Branch Banking & Trust Co. of Virginia LOC)	2,750,000

		TOTAL	35,635,000

		Washington--1.0%
5,000,000	[2]	Clark County, WA, Public Utilities District No. 001, MERLOTS, (Series 2001-A116), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		West Virginia--0.8%
$3,760,000		Ritchie County, WV, IDRB, (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC)	$3,760,000

		Wisconsin--0.6%
1,700,000		Combined Locks, WI, Development Revenue Bonds, Series 1997 Weekly VRDNs (Appleton Papers)/(Toronto Dominion Bank LOC)	1,700,000
1,030,000		Wisconsin Housing & EDA, Business Development Revenue Bonds, (Series 1995), Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/ (U.S. Bank N.A. Cincinnati LOC)	1,030,000

		TOTAL	2,730,000

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	$478,688,511

		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,313,128

		TOTAL NET ASSETS--100%	$480,001,639

Securities that are subject to the federal alternative minimum tax (AMT) represent 59.0% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Rating, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At May 31, 2004, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
97.7%	2.3%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2004, these securities amounted to $43,127,000 which represents 9.0% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
RAWs	--Revenue Anticipation Warrants
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participatory Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$478,688,511
Cash		370,736
Income receivable		1,170,980
Receivable for share sold		200

TOTAL ASSETS		480,230,427

Liabilities:
Payable for share repurchased	$56,712
Income distribution payable	54,063
Payable for custodian fees	6,252
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	10,019
Payable for portfolio accounting fees	8,602
Payable for distribution services fee (Note 5)	84,142
Accrued expenses	8,998

TOTAL LIABILITIES		228,788

Net assets for 480,005,634 shares outstanding		$480,001,639

Net Assets Consist of:
Paid in capital		$480,005,634
Accumulated net realized loss on investments		(3,873)
Distributions in excess of net investment income		(122)

TOTAL NET ASSETS		$480,001,639

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$480,001,639 ÷ 480,005,634 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2004

Investment Income:
Interest			$5,560,765

Expenses:
Investment adviser fee (Note 5)		$2,396,041
Administrative personnel and services fee (Note 5)		374,415
Custodian fees		22,271
Transfer and dividend disbursing agent fees and expenses (Note 5)		93,811
Directors'/Trustees' fees		7,637
Auditing fees		11,768
Legal fees		8,992
Portfolio accounting fees (Note 5)		87,260
Distribution services fee (Note 5)		958,417
Share registration costs		17,453
Printing and postage		14,912
Insurance premiums		9,547
Miscellaneous		4,864

TOTAL EXPENSES		4,007,388

Waivers (Note 5):
Waiver of investment adviser fee	$(84,450)
Waiver of administrative personnel and services fee	(11,061)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,808)

TOTAL WAIVERS		(102,319)

Net expenses			3,905,069
Net investment income			1,655,696
Net realized loss on investments			(2,965)

Change in net assets resulting from operations			$1,652,731

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,655,696	$3,233,984
Net realized gain (loss) on investments	(2,965)	1,893

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,652,731	3,235,877

Distributions to Shareholders:
Distributions from net investment income	(1,656,237)	(3,233,565)

Share Transactions:
Proceeds from sale of shares	2,264,822,312	1,836,612,431
Net asset value of shares issued to shareholders in payment of distributions declared	1,653,503	3,209,493
Cost of shares redeemed	(2,194,462,801)	(1,883,599,282)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	72,013,014	(43,777,358)

Change in net assets	72,009,508	(43,775,046)

Net Assets:
Beginning of period	407,992,131	451,767,177

End of period (including undistributed (distributions in excess of) net investment income of $(122) and $419, respectively)	$480,001,639	$407,992,131

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended May 31, 2004, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2004, capital paid-in aggregated $480,005,634.

Transactions in capital stock were as follows:

Year Ended May 31	2004		2003
	Shares	Amount	Shares	Amount
Shares sold	2,264,822,312	$2,264,822,312	1,836,612,431	$1,836,612,431
Shares issued to shareholders in payment of distributions declared	1,653,503	1,653,503	3,209,493	3,209,493
Shares redeemed	(2,194,462,801)	(2,194,462,801)	(1,883,596,481)	(1,883,599,282)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	72,013,014	$72,013,014	(43,774,557)	$(43,777,358)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$1,656,237	$3,233,565

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$53,941

Capital loss carryforward	$3,571

At May 31, 2004, the Fund had a capital loss carryforward of $3,571, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise by necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

2008	$908

2012	$2,663

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of May 31, 2004, for federal income tax purposes, post October losses of $302 were deferred to June 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of their fee. FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended May 31, 2004 the fees paid to FAS and FServ were $227,789 and $135,565, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $47,343, after the voluntary waiver, if applicable.

Interfund Transactions

During the year ended May 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,413,323,000 and $1,559,549,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II AND SHAREHOLDERS OF MUNICIPAL CASH SERIES II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Cash Series II (the "Fund") (a portfolio of the Cash Trust Series II) as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2004 and 2003, and the financial highlights for each of the years in the five year period ended May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 19, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1990

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1990

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since 1991. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147552103

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00887-01 (7/04)

Federated Investors
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Cash Trust Series II

ANNUAL SHAREHOLDER REPORT

May 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANT
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.007	0.018	0.051	0.046
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.001	0.000 [1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.002	0.008	0.018	0.051	0.046

Less Distributions:
Distributions from net investment income	(0.002)	(0.007)	(0.018)	(0.051)	(0.046)
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	--	--

TOTAL DISTRIBUTIONS	(0.002)	(0.008)	(0.018)	(0.051)	(0.046)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.23%	0.78%	1.79%	5.27%	4.66%

Ratios to Average Net Assets:

Expenses	0.83%	0.83%	0.83%	0.83%	0.83%

Net investment income	0.21%	0.74%	1.49%	5.18%	4.60%

Expense waiver/reimbursement[3]	0.02%	0.01%	0.01%	0.04%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$300,282	$381,494	$437,078	$153,744	$309,959

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004

Principal Amount			Value
		U.S. TREASURY--20.0%
		U.S. Treasury Bills--2.0%[1]
$6,000,000		0.980% - 1.070%, 9/16/2004 -- 10/21/2004	$5,978,687

		U.S. Treasury Notes--18.0%
53,750,000		1.625% - 5.875%, 6/30/2004 -- 4/30/2005	54,158,526

		TOTAL U.S. TREASURY	60,137,213

		REPURCHASE AGREEMENTS--78.2%
52,282,000		Interest in $2,285,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.000%, dated 5/28/2004, to be repurchased at $52,287,809 on 6/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 04/15/2028, collateral market value $2,330,959,950	52,282,000
5,000,000	[2]	Interest in $235,000,000 joint repurchase agreement with Banc of America Securities LLC, 0.940%, dated 5/19/2004, to be repurchased at $5,005,353 on 6/30/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2011, collateral market value $239,700,678	5,000,000
60,000,000		Interest in $1,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.010%, dated 5/28/2004, to be repurchased at $60,006,733 on 6/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 02/15/2014, collateral market value $1,020,114,467	60,000,000
40,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.000%, dated 5/28/2004, to be repurchased at $40,004,444 on 6/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 04/15/2028, collateral market value $1,020,113,973	40,000,000
7,500,000	[2]	Interest in $423,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050%, dated 5/25/2004, to be repurchased at $7,514,219 on 7/30/2004, collateralized by a U.S. Treasury Obligation with maturity of 02/15/2011, collateral market value $431,460,013	7,500,000
60,000,000		Interest in $1,200,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.000%, dated 5/28/2004, to be repurchased at $60,006,667 on 6/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 05/15/2021, collateral market value $1,226,319,861	60,000,000
10,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC, 0.990%, dated 4/5/2004, to be repurchased at $10,025,025 on 7/6/2004, collateralized by U.S. Treasury Obligations with various maturities to 04/15/2028, collateral market value $794,931,378	10,000,000

		TOTAL REPURCHASE AGREEMENTS	234,782,000

		TOTAL INVESTMENTS--98.2% (AT AMORTIZED COST)[3]	$294,919,213

		OTHER ASSETS AND LIABILITIES -- NET--1.8%	5,362,467

		TOTAL NET ASSETS--100%	$300,281,680

1 Each issue shows the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets:
Investments in repurchase agreements	$234,782,000
Investments in securities	60,137,213

Total investments in securities, at amortized cost and value		$294,919,213
Income receivable		427,944
Receivable for investments sold		5,000,000
Receivable for shares sold		53,228

TOTAL ASSETS		300,400,385

Liabilities:
Income distribution payable	37,063
Payable to bank	481
Payable for custodian fees	11,601
Payable for Directors'/Trustees' fee	197
Payable for portfolio accounting fees	4,418
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	13,496
Payable for distribution services fee (Note 5)	49,109
Accrued expenses	2,340

TOTAL LIABILITIES		118,705

Net assets for 300,273,147 shares outstanding		$300,281,680

Net Assets Consist of:
Paid-in capital		$300,273,147
Undistributed net investment income		8,533

TOTAL NET ASSETS		$300,281,680

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$300,281,680 ÷ 300,273,147 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2004

Investment Income:
Interest			$3,193,325

Expenses:
Investment adviser fee (Note 5)		$1,525,001
Administrative personnel and services fee (Note 5)		237,175
Custodian fees		37,836
Transfer and dividend disbursing agent fees and expenses (Note 5)		68,715
Directors'/Trustees' fees		7,664
Auditing fees		11,468
Legal fees		6,660
Portfolio accounting fees (Note 5)		77,105
Distribution services fee (Note 5)		588,650
Share registration costs		23,771
Printing and postage		10,157
Insurance premiums		9,181
Miscellaneous		17,892

TOTAL EXPENSES		2,621,275

Waivers (Note 5):
Waiver of investment adviser fee	$(59,104)
Waiver of administrative personnel and services fee	(6,152)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,572)

TOTAL WAIVERS		(74,828)

Net expenses			2,546,447

Net investment income			646,878

Net realized gain on investments			56,404

Change in net assets resulting from operations			$703,282

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$646,878	$2,865,986
Net realized gain on investments	56,404	218,855

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	703,282	3,084,841

Distributions to Shareholders:
Distributions from net investment income	(666,821)	(2,837,510)
Distributions from net realized gain on investments	(56,404)	(218,855)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(723,225)	(3,056,365)

Share Transactions:
Proceeds from sale of shares	1,657,412,283	1,809,944,342
Net asset value of shares issued to shareholders in payment of distributions declared	152,512	651,754
Cost of shares redeemed	(1,738,756,684)	(1,866,209,056)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(81,191,889)	(55,612,960)

Change in net assets	(81,211,832)	(55,584,484)

Net Assets:
Beginning of period	381,493,512	437,077,996

End of period (including undistributed net investment income of $8,533 and $28,476, respectively)	$300,281,680	$381,493,512

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are accreted/amortized.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2004, capital paid-in aggregated $300,273,147. Transactions in capital stock were as follows:

Year Ended May 31	2004	2003
Shares sold	1,657,412,283	1,809,944,342
Shares issued to shareholders in payment of distributions declared	152,512	651,754
Shares redeemed	(1,738,756,684)	(1,866,209,056)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(81,191,889)	(55,612,960)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets during the years ended May 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income[1]	$723,225	$3,054,248

Long-term capital gain	--	$2,117

1 For tax purposes, short-term capital gain distributions are considered ordinary income.

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$45,596

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended May 31, 2004 the fees paid to FAS and FServ were $126,702 and $104,321, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $46,063, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II AND SHAREHOLDERS OF TREASURY CASH SERIES II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Cash Series II (the "Fund") (a portfolio of the Cash Trust Series II) as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2004 and 2003, and the financial highlights for each of the years in the five-year period ended May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 19, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1990

Principal Occupations: Chairman and Director or Trustee of the Federated
Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company
and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1990

Principal Occupations: Principal Executive Officer and President of the
Federated Fund Complex; Director or Trustee of some of the Funds in the
Federated Fund Complex; President, Chief Executive Officer and Director,
Federated Investors, Inc.; Chairman and Trustee, Federated Investment
Management Company; Trustee, Federated Investment Counseling;
Chairman and Director, Federated Global Investment Management Corp.;
Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services
Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment Management
Company, Federated Global Investment Management Corp. and Passport
Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex;
Professor of Medicine, University of Pittsburgh; Medical Director, University
of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia
Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University
of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Co-Manager since 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147552301

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00889-01 (7/04)

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
Companies - Ethical Standards for Principal Executive and Financial
Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical
Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)  Audit Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $25,952
                  Fiscal year ended 2003 - $25,000

(b)  Audit-Related Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $166
                  Fiscal year ended 2003 - $1,207
                  Transfer Agent Service Auditors Report
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $61,414 and $16,493 respectively.  Fiscal year ended 2004 -
      Attestation services relating to the review of fund share
      transactions and Transfer Agent Service Auditors report.  Fiscal year ended 2003 - Design of Sarbanes Oxley sec. 302 procedures.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $175,000 and $30,000 respectively.
      Analysis regarding the realignment of advisory companies.

(d)  All Other Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $200,732 and $38,999 respectively.  Fiscal year ended 2004 -
      Consultation regarding information requests by regulatory agencies, executive compensation analysis and analysis of distribution methods for money market funds.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
            4(b)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2004 - $457,962
                  Fiscal year ended 2003 - $97,599

(h)   The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser
      (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's
      independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series II

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004